Unsecured senior notes	12 Months Ended
Mar. 31, 2017
Unsecured senior notes
Unsecured senior notes
Unsecured senior notes

20.   Unsecured senior notes

In November 2014, the Company issued unsecured senior notes included floating rate and fixed rate notes with varying maturities for an aggregate principal amount of US$8.0 billion. These notes are senior unsecured obligations which are listed on the Hong Kong Stock Exchange, and interest is payable in arrears, quarterly for the floating rate notes and semiannually for the fixed-rate notes.

The following table provides a summary of the Company's unsecured senior notes as of March 31, 2017:

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	2,066	1.69%
US$1,000 million 1.625% notes due 2017	6,883	1.77%
US$2,250 million 2.500% notes due 2019	15,434	2.67%
US$1,500 million 3.125% notes due 2021	10,268	3.26%
US$2,250 million 3.600% notes due 2024	15,414	3.68%
US$700 million 4.500% notes due 2034	4,760	4.60%

Carrying value	54,825
Unamortized discount and debt issuance costs	298

Total principal amounts of unsecured senior notes	55,123
Less: current portion of principal amounts of unsecured senior notes	(8,957)

Non-current portion of principal amounts of unsecured senior notes	46,166

The unsecured senior notes were issued at a discount amounting to US$24 million (RMB150 million). The debt issuance costs of US$39 million (RMB238 million) were presented as a direct deduction from the principal amount of the unsecured senior notes on the consolidated balance sheets. The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company's assets. In addition, the notes rank senior in right of payment to all of the Company's existing and future indebtedness expressly subordinated in right of payment to the notes and rank at least equally in right of payment with all of the Company's existing and future unsecured unsubordinated indebtedness (subject to any priority rights pursuant to applicable law).

The proceeds from issuance of the unsecured senior notes were used in full to refinance a previous syndicated loan in the same amount. The related unamortized upfront fees of RMB830 million of such syndicated loan were charged to interest expense on the consolidated income statements upon the repayment of the syndicated loan during the year ended March 31, 2015.

As of March 31, 2017, the future principal payments for the Company's unsecured senior notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	8,957
Between 1 to 2 years	—
Between 2 to 3 years	15,503
Between 3 to 4 years	—
Between 4 to 5 years	10,336
Thereafter	20,327

55,123

As of March 31, 2017, the fair value of the Company's unsecured senior notes, based on Level 2 inputs, was US$8,072 million (RMB55,616 million).